Employee compensation and benefits - Key actuarial assumptions for the principal plan (Details)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Inflation rate (CPI)2	3.20%	2.50%
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Discount rate	1.90%	1.45%
Inflation rate (RPI)2	3.45%	3.05%
Rate of increase for pensions	3.30%	3.00%
Rate of pay increase	3.45%	2.75%